Loans Receivable, Net and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Composition of loans receivable [Line Items]
Total Loans	$ 108,108	$ 85,256
Deferred loan fees and costs	(280)	(105)
Allowance for loan losses	(941)	(860)	(805)
Net Loans	106,887	84,291
Auto and Equipment Loans [Member]
Composition of loans receivable [Line Items]
Total Loans	218	93
Loans Secured By Deposits [member]
Composition of loans receivable [Line Items]
Total Loans	15	69
Real Estate Loans [Member]
Composition of loans receivable [Line Items]
Total Loans	107,875	85,094
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Composition of loans receivable [Line Items]
Total Loans	52,389	45,390
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Composition of loans receivable [Line Items]
Total Loans	8,900	10,272
Allowance for loan losses	(59)	(77)	(114)
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Composition of loans receivable [Line Items]
Total Loans	43,489	35,118
Allowance for loan losses	(424)	(368)	(351)
Real Estate Loans [Member] | Multi-family (Five or More) Residential [Member]
Composition of loans receivable [Line Items]
Total Loans	6,023	3,315
Allowance for loan losses	(36)	(20)	(26)
Real Estate Loans [Member] | Commercial Real Estate [Member]
Composition of loans receivable [Line Items]
Total Loans	25,863	18,694
Real Estate Loans [Member] | Commercial Lines of Credit [Member]
Composition of loans receivable [Line Items]
Total Loans	1,880	1,901
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Composition of loans receivable [Line Items]
Total Loans	27,743	20,595
Allowance for loan losses	(199)	(219)	(148)
Real Estate Loans [Member] | Construction [Member]
Composition of loans receivable [Line Items]
Total Loans	16,038	9,765
Allowance for loan losses	(96)	(63)	(35)
Real Estate Loans [Member] | Home Equity Loan [Member]
Composition of loans receivable [Line Items]
Total Loans	5,682	6,029
Allowance for loan losses	$ (50)	$ (68)	$ (83)